Equity Activity (Tables)	12 Months Ended
Dec. 31, 2022
Equity Activity
Reclassifications and taxes related to items of other comprehensive income

($ in millions)
	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2022:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$176	$(406)	$(229)
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$(1)	$0	$(1)
Reclassification of (gains)/losses to other (income) and expense	—	—	—
Total net changes related to available-for-sale securities	$(1)	$0	$(1)
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$241	$(64)	$178
Reclassification of (gains)/losses to:
Cost of services	(24)	6	(18)
Cost of sales	(99)	28	(70)
Cost of financing	24	(6)	18
SG&A expense	(38)	11	(28)
Other (income) and expense	(349)	88	(261)
Interest expense	86	(22)	64
Total unrealized gains/(losses) on cash flow hedges	$(158)	$41	$(117)
Retirement-related benefit plans*
Prior service costs/(credits)	$463	$(99)	$364
Net (losses)/gains arising during the period	878	(183)	695
Curtailments and settlements	5,970	(1,490)	4,480
Amortization of prior service (credits)/costs	12	(3)	9
Amortization of net (gains)/losses	1,596	(304)	1,293
Total retirement-related benefit plans	$8,919	$(2,078)	$6,841
Other comprehensive income/(loss)	$8,936	$(2,442)	$6,494

*

These AOCI components are included in the computation of net periodic pension cost and include the impact of a one-time, non-cash pension settlement charge of $5.9 billion ($4.4 billion net of tax). Refer to note V, “Retirement-Related Benefits,” for additional information.

($ in millions)
	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2021:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$987	$(414)	$573
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$0	$0	$0
Reclassification of (gains)/losses to other (income) and expense	—	—	—
Total net changes related to available-for-sale securities	$0	$0	$0
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$344	$(89)	$256
Reclassification of (gains)/losses to:
Cost of services	(43)	11	(32)
Cost of sales	16	(3)	13
Cost of financing	22	(6)	17
SG&A expense	24	(6)	19
Other (income) and expense	157	(40)	118
Interest expense	65	(16)	49
Total unrealized gains/(losses) on cash flow hedges	$587	$(149)	$438
Retirement-related benefit plans*
Prior service costs/(credits)	$(51)	$(1)	$(52)
Net (losses)/gains arising during the period	2,433	(601)	1,832
Curtailments and settlements	94	(11)	83
Amortization of prior service (credits)/costs	9	0	9
Amortization of net (gains)/losses	2,484	(528)	1,956
Total retirement-related benefit plans	$4,969	$(1,140)	$3,828
Other comprehensive income/(loss)	$6,542	$(1,703)	$4,839

*	These AOCI components are included in the computation of net periodic pension cost. Refer to note V, “Retirement-Related Benefits,” for additional information.

($ in millions)
	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2020:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$(1,500)	$535	$(965)
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$(1)	$0	$0
Reclassification of (gains)/losses to other (income) and expense	—	—	—
Total net changes related to available-for-sale securities	$(1)	$0	$0
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$(349)	$89	$(261)
Reclassification of (gains)/losses to:
Cost of services	(23)	6	(18)
Cost of sales	(2)	1	(2)
Cost of financing	27	(7)	20
SG&A expense	0	0	0
Other (income) and expense	(101)	25	(75)
Interest expense	78	(20)	58
Total unrealized gains/(losses) on cash flow hedges	$(370)	$94	$(277)
Retirement-related benefit plans*
Prior service costs/(credits)	$(37)	$7	$(29)
Net (losses)/gains arising during the period	(1,678)	295	(1,383)
Curtailments and settlements	52	(14)	38
Amortization of prior service (credits)/costs	13	(1)	12
Amortization of net (gains)/losses	2,314	(451)	1,863
Total retirement-related benefit plans	$664	$(163)	$501
Other comprehensive income/(loss)	$(1,206)	$466	$(740)

*	These AOCI components are included in the computation of net periodic pension cost. Refer to note V, “Retirement-Related Benefits,” for additional information.

Accumulated other comprehensive income/(loss) (net of tax)

Accumulated Other Comprehensive Income/(Loss) (net of tax)

($ in millions)
				Net Change		Net Unrealized
	Net Unrealized	Foreign		Retirement-		Gains/(Losses)	Accumulated
	Gains/(Losses)	Currency		Related		on Available-	Other
	on Cash Flow	Translation		Benefit		For-Sale	Comprehensive
	Hedges	Adjustments	*	Plans		Securities	Income/(Loss)
December 31, 2019	$(179)	$(3,700)		$(24,718)		$0	$(28,597)
Other comprehensive income before reclassifications	(261)	(965)		(1,412)		0	(2,638)
Amount reclassified from accumulated other comprehensive income	(16)	—		1,914		—	1,898
Total change for the period	(277)	(965)		501		0	(740)
December 31, 2020	(456)	(4,665)		(24,216)		0	(29,337)
Other comprehensive income before reclassifications	256	573		1,780		0	2,608
Amount reclassified from accumulated other comprehensive income	183	—		2,049		—	2,231
Separation of Kyndryl	—	730		534		—	1,264
Total change for the period	438	1,303		4,362		0	6,103
December 31, 2021	(18)	(3,362)		(19,854)		(1)	(23,234)
Other comprehensive income before reclassifications	178	(229)		1,059		(1)	1,007
Amount reclassified from accumulated other comprehensive income	(295)	—		5,782	**	—	5,487
Total change for the period	(117)	(229)		6,841		(1)	6,494
December 31, 2022	$(135)	$(3,591)		$(13,013)		$(1)	$(16,740)

*	Foreign currency translation adjustments are presented gross except for any associated hedges which are presented net of tax.

** Includes the impact of a one-time, non-cash pension settlement charge of $5.9 billion ($4.4 billion net of tax). Refer to note V, “Retirement-Related Benefits,” for additional information.